ReliaStar Life Insurance Company of New York
1000 Woodbury Road, Suite 102
P.O. Box 9004
Woodbury, NY  11797





May 6, 1998



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4

RE:      ReliaStar Life Insurance Company of New York
         Post Effective Amendment No. 13 to ReliaStar Life Insurance Company of
           New York Variable Annuity Funds M, P and Q
         SEC File No. 33-11489
         CIK No. 0000319539

Gentlemen:

In accordance with the provisions of Securities Act Rule 497(j), this letter serves to certify that the most recent amendment to the registration statement on Form N-4 for the above captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Amendment No. 13 to the registration statement was filed electronically with the Commission on April 27, 1998, and will become effective on May 1, 1998.

The following mutual fund prospectuses are attached and will be delivered with the Prospectus for the Registrant and are incorporated herein by reference:

FUND PROSPECTUS                                       CIK                   ACCESSION NUMBER
Alliance Variable Products Series Funds               0000825316            0000950130-98-2323

Fidelity Variable Insurance Products Funds            0000356494            0000356494-98-00049

Northstar Variable Trust                              0000916403            0000950168-98-001434

Oppenheimer Variable Account Funds                    0000752737            0000752737-98-000009


Sincerely,

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE ANNUITY FUNDS M, P AND Q



By:      /s/ Jeffrey A. Proulx
         Jeffrey A. Proulx
         Associate Counsel